Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease revenue:
Total lease revenue	$ 6,530,546	$ 4,412,003	$ 4,321,006
Net gain on sale of assets	228,930	89,428	89,618
Other income	254,074	722,574	83,005
Total Revenues and other income	7,013,550	5,224,005	4,493,629
Expenses
Depreciation and amortization	2,389,807	1,737,925	1,645,373
Net charges related to Ukraine Conflict	2,665,651	0	0
Asset impairment	96,591	128,409	1,086,983
Interest expense	1,591,870	1,230,466	1,248,225
(Gain) loss on debt extinguishment	(2,041)	9,713	118,460
Leasing expenses	823,600	319,022	323,535
Selling, general and administrative expenses	399,530	317,888	242,161
Transaction and integration-related expenses	33,286	334,966	0
Total Expenses	7,998,294	4,078,389	4,664,737
(Loss) gain on investments at fair value	(17,676)	2,301	(143,510)
(Loss) income before income taxes and income of investments accounted for under the equity method	(1,002,420)	1,147,917	(314,618)
Income tax benefit (expense)	164,097	(162,537)	17,231
Equity in net earnings of investments accounted for under the equity method	117,165	24,051	2,464
Net (loss) income	(721,158)	1,009,431	(294,923)
Net income attributable to non-controlling interest	(4,883)	(8,924)	(3,643)
Net (loss) income attributable to AerCap Holdings N.V.	$ (726,041)	$ 1,000,507	$ (298,566)
Basic (loss) earnings per share (in USD per share)	$ (3.02)	$ 6.83	$ (2.34)
Diluted (loss) earnings per share (in USD per share)	$ (3.02)	$ 6.71	$ (2.34)
Weighted average shares outstanding—basic (in shares)	240,486,849	146,421,188	127,743,828
Weighted average shares outstanding—diluted (in shares)	240,486,849	149,005,981	127,743,828
Basic lease rents
Lease revenue:
Total lease revenue	$ 5,981,812	$ 3,891,089	$ 3,761,611
Maintenance rents and other receipts
Lease revenue:
Total lease revenue	$ 548,734	$ 520,914	$ 559,395